Subsequent Events - Additional Information (Detail) (Subsequent Event, USD $) In Millions, unless otherwise specified	1 Months Ended
Feb. 19, 2013
Commercial Facility Loan
Subsequent Event [Line Items]
Senior secured credit facility, term loans	$ 500.0
Undrawn commitments fee, percentage	40.00%
Debt instrument maturity period	5 years
Commercial Facility Loan | LIBOR
Subsequent Event [Line Items]
Interest rate margin	3.50%
GIEK Facility Loan
Subsequent Event [Line Items]
Senior secured credit facility, term loans	$ 500.0
Margin reset period after the first borrowing	60 months
Guarantee fee per annum	2.00%
Debt instrument maturity period	12 years
Maturity date	May 31, 2019
GIEK Facility Loan | LIBOR
Subsequent Event [Line Items]
Interest rate margin	1.50%
GIEK Facility Loan | GIEK Tranche
Subsequent Event [Line Items]
Undrawn commitments fee, percentage	40.00%
GIEK Facility Loan | GIEK Premium
Subsequent Event [Line Items]
Undrawn commitments fee, percentage	40.00%
Pacific Sharav
Subsequent Event [Line Items]
Interest rate	3.96%
Pacific Meltem
Subsequent Event [Line Items]
Interest rate	2.37%